Revenue Recognition - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Contract Balances
Notes and accounts receivable - trade (net of allowances of $218 in 2021 and $260 in 2020)	$ 6,754	$ 5,790
Notes and accounts receivable - trade, allowances	218	260
Contract assets	471	425
Deferred income (current)	12,518	11,980
Deferred income (noncurrent)	3,577	$ 3,758
Revenue recognized that was included in deferred income at the beginning of the period	$ 10,200